LONG-TERM INCENTIVE PLANS	12 Months Ended
Dec. 31, 2017
LONG-TERM INCENTIVE PLANS
LONG-TERM INCENTIVE PLANS

NOTE 25 - LONG-TERM INCENTIVE PLANS

a)  Restricted Shares and Performance Shares Summary:

Balance on January 1, 2015	10,086,234

Granted	9,098,389
Forfeited	(2,717,724)
Exercised	(3,941,643)

Balance on December 31, 2015	12,525,256

Granted	13,357,922
Forfeited	(3,046,593)
Exercised	(2,403,094)

Balance on December 31, 2016	20,433,491

Granted	3,170,952
Forfeited	(1,901,782)
Exercised	(2,727,577)

Balance on December 31, 2017	18,975,084

In 2017, the Company approved changes to the long-term incentive plan allowing the use of multiple forms of share-based compensation and changing the grace period of each grant to three years. In 2017 Restricted Shares and Performance Shares were granted.

b) Stock Options Plan:

	2017		2016		2015
	Number of shares	Average exercise price in the year	Number of shares	Average exercise price in the year	Number of shares	Average exercise price in the year
		R$		R$		R$
Available at beginning of the year	569,115	16.64	1,074,246	18.36	2,448,973	19.53
Options Exercised	—	—	—	—	(25,210)	19.56
Options Forfeited	(276,724)	15.11	(505,131)	20.49	(1,349,517)	20.98

Available at the end of the year	292,391	17.91	569,115	16.64	1,074,246	18.36

The average market price of the share in the year ended December 31, 2017 was R$ 11.19 (R$ 7.68 and R$ 7.70 in the years ended on December 31, 2016 and 2015, respectively).

As of December 31, 2017 the Company has a total of 8,704,061 preferred shares in treasury. These shares may be used for serving this plan. The exercise of the options before the grace period end was due to retirement or death.

Exercise price	Quantity	Average period of grace (in years)	Average exercise price	Number exercisable at December 31, 2017*
			R$
R$ 14.39	40,873	1.2	13.89	40,873
R$ 10.58 to R$ 29.12	251,518	5.0	18.56	16,795

	292,391			57,668

*The total of options vested that are exercisable on December 31, 2017 is 57,668 (57,678 and 127,899 on December 31, 2016 and 2015).

During the years ended December 31, 2017, 2016 and 2015, the long-term incentive plans costs recognized in income for all equity settled awards were R$ 25,403, R$ 38,023 and R$ 39,657, respectively.

The Company recognizes costs of employee compensation based on the fair value of the options granted, considering their fair value on the date of granting. The Company uses the Black-Scholes model for determining the fair value of the options. There were no options granted for this plan in 2017.

c) Other Plans — North America

In February 2010, the Board of Directors approved, to the North American subsidiary, the adoption of the Equity Incentive Plan (the “EIP”). Awards under the EIP may take the form of stock options, SARs, deferred share units (“DSUs”), restricted share units (“RSUs”), performance share units (“PSUs”), and/or other share-based awards. Except for stock options, which must be settled in common shares, awards may be settled in cash or common shares as determined by the Company at the time of grant.

For the portion of any award which is payable in options or SARs, the exercise price of the options or SARs will be no less than the fair market value of a common share on the date of the award. The vesting period for all awards (including RSUs, DSUs and PSUs) is determined by the Company at the time of grant. Options and SARs have a maximum term of 10 years.

In 2016, a grant of approximately US$ 9.9 million (R$ 34.5 million) was granted to EIP participants. The Company issued 2,846,835 RSUs and 3,820,894 PSUs, which will be accrued through the vesting period of 5 years.

In 2015, an award of approximately US$ 13.9 million (R$ 46.4 million) was granted to participants under the EIP. The Company issued 3,833,542 RSUs, and 1,792,456 PSUs under this plan. This award has being accrued over the vesting period of 5 years.

In connection with the adoption of the EIP, the Company terminated the existing long-term incentive plan (“LTIP”), and no further awards will be granted under the LTIP. All outstanding awards under the LTIP will remain outstanding until either exercised, forfeited or they expire. On December 31, 2017, there were 535,543 SARs and 40,873 stock options outstanding under the LTIP. These awards have been accrued over the vesting period of 4 years.

As of December 31, 2017 and December 31, 2016, the outstanding liability for share-based payment transactions included in other non-current liabilities of the subsidiaries in North America was US$ 9 thousand (R$ 29.8) and US$ 10 thousand (R$ 32.6), respectively.